September 1, 2017

DREYFUS CASH MANAGEMENT

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

-DREYFUS GOVERNMENT SECURITIES CASH MANAGEMENT

-DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS TREASURY SECURITIES CASH MANAGEMENT

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

-DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT

DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS INSTITUTIONAL RESERVES FUNDS

-DREYFUS INSTITUTIONAL PREFERRED GOVERNMENT MONEY MARKET FUND

-DREYFUS INSTITUTIONAL TREASURY AND AGENCY CASH ADVANTAGE FUND

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

-DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND

Supplement to Current Statement of Additional Information

Effective on or about September 8, 2017 (the “Effective Date”), each fund will issue to each holder of the class of shares designated in the chart below as Converted Shares, in exchange for said Converted Shares, shares of the same fund designated as Surviving Shares having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Converted Shares.  Thereafter, each fund will no longer offer its Converted Shares.  Each fund reserves the right to no longer offer and terminate its Converted Shares as separately designated classes of shares of the fund prior to the Effective Date if there are no holders of, or assets in, such Converted Shares.

GRP1-SAISTK-0917

Fund	Converted Shares	into	Surviving Shares

Dreyfus Cash Management

Dreyfus Institutional Preferred Money Market Funds

- Dreyfus Institutional Preferred Money Market Fund

Dreyfus Government Cash Management Funds

- Dreyfus Government Securities Cash Management

- Dreyfus Government Cash Management

Dreyfus Institutional Reserves Funds

- Dreyfus Institutional Preferred Government Money Market Fund

- Dreyfus Institutional Treasury and Agency Cash Advantage Fund

Dreyfus Treasury Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Tax Exempt Cash Management Funds

- Dreyfus AMT-Free Tax Exempt Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

	Agency Participant Administrative Agency Agency Agency Classic Agency Classic Agency Agency Premier Administrative Participant Administrative Participant Administrative		Institutional Investor Hamilton Institutional Institutional Hamilton Premier Hamilton Premier Institutional Institutional Investor Institutional Investor Institutional Investor Institutional

GRP1-SAISTK-0917